Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (26,855)	$ (18,757)	$ (26,594)
Unrealized gains (losses)	30,133	13,448	19,433
Unrealized gains (losses)	7,525	(23,153)	15,345
Total	3,278	(5,309)	(7,161)
Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(14,654)	(18,825)	(25,940)
Unrealized gains (losses)	31,061	12,393	15,627
Total	16,407	(6,432)	(10,313)
Interest rate swaption agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	0
Unrealized gains (losses)	2	945	(164)
Total	2	945	(164)
Interest rate swap and swaption agreements termination
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(13,681)	(610)	0
Unrealized gains (losses)	0	0	0
Total	(13,681)	(610)	0
Toledo Spirit time-charter derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	1,480	678	(654)
Unrealized gains (losses)	(930)	110	3,970
Total	550	788	3,316
Cross currency swap agreements | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(6,533)	(9,344)	(9,063)
Unrealized gains (losses)	21,240	49,047	28,905
Total	14,707	39,703	19,842
Cross currency swap agreements termination | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(42,271)	(25,733)	(17,711)
Unrealized gains (losses)	0	0	0
Total	(42,271)	(25,733)	(17,711)
Cross-currency swap agreements | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(48,804)	(35,077)	(26,774)
Unrealized gains (losses)	21,240	49,047	28,905
Total	$ (27,564)	$ 13,970	$ 2,131